Average Annual Total Returns - Class A C I P R R6 T and W Shares - Voya Strategic Income Opportunities Fund	Class A 1 Yr	Class A 5 Yrs	Class A 10 Yrs	Class A Since Inception	Class A Inception Date	Class A After tax on distributions 1 Yr	Class A After tax on distributions 5 Yrs	Class A After tax on distributions 10 Yrs	Class A After tax on distributions Since Inception	Class A After tax on distributions with sale 1 Yr	Class A After tax on distributions with sale 5 Yrs	Class A After tax on distributions with sale 10 Yrs	Class A After tax on distributions with sale Since Inception	Class A ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index 1 Yr		Class A ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index 5 Yrs		Class A ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index 10 Yrs	Class A ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index Since Inception		Class A Bloomberg Barclays U.S. Universal Bond Index 1 Yr		Class A Bloomberg Barclays U.S. Universal Bond Index 5 Yrs		Class A Bloomberg Barclays U.S. Universal Bond Index 10 Yrs	Class A Bloomberg Barclays U.S. Universal Bond Index Since Inception		Class C 1 Yr	Class C 5 Yrs	Class C 10 Yrs	Class C Since Inception	Class C Inception Date	Class C ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index 1 Yr		Class C ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index 5 Yrs		Class C ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index 10 Yrs	Class C ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index Since Inception		Class C Bloomberg Barclays U.S. Universal Bond Index 1 Yr		Class C Bloomberg Barclays U.S. Universal Bond Index 5 Yrs		Class C Bloomberg Barclays U.S. Universal Bond Index 10 Yrs	Class C Bloomberg Barclays U.S. Universal Bond Index Since Inception		Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index 1 Yr		Class I ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index 5 Yrs		Class I ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index 10 Yrs	Class I ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index Since Inception		Class I Bloomberg Barclays U.S. Universal Bond Index 1 Yr		Class I Bloomberg Barclays U.S. Universal Bond Index 5 Yrs		Class I Bloomberg Barclays U.S. Universal Bond Index 10 Yrs	Class I Bloomberg Barclays U.S. Universal Bond Index Since Inception		Class P 1 Yr	Class P 5 Yrs	Class P 10 Yrs	Class P Since Inception	Class P Inception Date	Class P ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index 1 Yr		Class P ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index 5 Yrs		Class P ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index 10 Yrs	Class P ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index Since Inception		Class P Bloomberg Barclays U.S. Universal Bond Index 1 Yr		Class P Bloomberg Barclays U.S. Universal Bond Index 5 Yrs		Class P Bloomberg Barclays U.S. Universal Bond Index 10 Yrs	Class P Bloomberg Barclays U.S. Universal Bond Index Since Inception		Class R 1 Yr	Class R 5 Yrs	Class R 10 Yrs	Class R Since Inception	Class R Inception Date	Class R ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index 1 Yr		Class R ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index 5 Yrs		Class R ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index 10 Yrs	Class R ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index Since Inception		Class R Bloomberg Barclays U.S. Universal Bond Index 1 Yr		Class R Bloomberg Barclays U.S. Universal Bond Index 5 Yrs		Class R Bloomberg Barclays U.S. Universal Bond Index 10 Yrs	Class R Bloomberg Barclays U.S. Universal Bond Index Since Inception		Class R6 1 Yr	Class R6 5 Yrs	Class R6 10 Yrs	Class R6 Since Inception	Class R6 Inception Date	Class R6 ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index 1 Yr		Class R6 ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index 5 Yrs		Class R6 ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index 10 Yrs	Class R6 ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index Since Inception		Class R6 Bloomberg Barclays U.S. Universal Bond Index 1 Yr		Class R6 Bloomberg Barclays U.S. Universal Bond Index 5 Yrs		Class R6 Bloomberg Barclays U.S. Universal Bond Index 10 Yrs	Class R6 Bloomberg Barclays U.S. Universal Bond Index Since Inception		Class W 1 Yr	Class W 5 Yrs	Class W 10 Yrs	Class W Since Inception	Class W Inception Date	Class W ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index 1 Yr		Class W ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index 5 Yrs		Class W ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index 10 Yrs	Class W ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index Since Inception		Class W Bloomberg Barclays U.S. Universal Bond Index 1 Yr		Class W Bloomberg Barclays U.S. Universal Bond Index 5 Yrs		Class W Bloomberg Barclays U.S. Universal Bond Index 10 Yrs	Class W Bloomberg Barclays U.S. Universal Bond Index Since Inception
Total	(1.22%)	3.67%		3.27%	Nov. 02, 2012	(2.66%)	2.02%		1.78%	(0.64%)	2.07%		1.82%	1.08%	[1]	1.50%	[1]	[1]	1.02%	[1]	7.58%	[1]	4.87%	[1]	[1]	3.57%	[1]	(0.49%)	3.41%		2.80%	Nov. 02, 2012	1.08%	[1]	1.50%	[1]	[1]	1.02%	[1]	7.58%	[1]	4.87%	[1]	[1]	3.57%	[1]	1.44%	4.54%		3.96%	Nov. 02, 2012	1.08%	[1]	1.50%	[1]	[1]	1.02%	[1]	7.58%	[1]	4.87%	[1]	[1]	3.57%	[1]	1.91%	4.70%		4.06%	Feb. 01, 2019	1.08%	[1]	1.50%	[1]	[1]	1.02%	[1]	7.58%	[1]	4.87%	[1]	[1]	3.57%	[1]	1.00%	3.90%		3.31%	Nov. 02, 2012	1.08%	[1]	1.50%	[1]	[1]	1.02%	[1]	7.58%	[1]	4.87%	[1]	[1]	3.57%	[1]	1.59%	4.52%		3.95%	Oct. 23, 2015	1.08%	[1]	1.50%	[1]	[1]	1.02%	[1]	7.58%	[1]	4.87%	[1]	[1]	3.57%	[1]	1.42%	4.45%		3.74%	Nov. 02, 2012	1.08%	[1]	1.50%	[1]	[1]	1.02%	[1]	7.58%	[1]	4.87%	[1]	[1]	3.57%	[1]

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.